Common shares (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Share capital

	December 31, 2014		December 31, 2013
All shares are common shares of $5.00 par value each	Shares	US$ millions	Shares	US$ millions
Authorized share capital	400,000,000	2,000.0	400,000,000	2,000.0

Issued and fully paid share capital	243,516,514	1,217.6	230,003,000	1,150.0
Treasury shares held by Company	(2,373,863)	(11.9)	(2,373,863)	(11.9)

Outstanding shares in issue	241,142,651	1,205.7	227,629,137	1,138.1